Selected quarterly financial data (unaudited): (Tables)	12 Months Ended
Jun. 30, 2013
Selected quarterly financial data (unaudited):
Summary of unaudited quarterly financial data
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
Fiscal 2013
Revenues	$1,003,660	$1,039,376	$968,980	$831,404	$3,843,420
Loss before income taxes	$(1,762,885)	$(439,586)	$(2,188,397)	$(1,543,350)	$(5,934,218)
Net loss	$(1,762,885)	$(439,586)	$(2,188,397)	$(1,543,350)	$(5,934,218)
Net loss available to common shareholders	$(1,987,285)	$(668,486)	$(2,416,897)	$(1,778,850)	$(6,851,518)
Net loss per common share - basic and diluted (1)	$(0.03)	$(0.01)	$(0.03)	$(0.02)	$(0.09)
Weighted average common shares outstanding	77,215,908	77,215,908	77,265,047	77,360,908	77,263,381

Fiscal 2012
Revenues	$1,416,036	$3,303,365	$1,273,919	$946,679	$6,939,999
Loss before income taxes	$(2,598,783)	$(2,661,177)	$(3,580,358)	$(3,650,314)	$(12,490,632)
Net loss	$(2,598,783)	$(2,661,177)	$(3,580,358)	$(3,650,314)	$(12,490,632)
Net loss available to common shareholders	$(2,818,825)	$(2,881,219)	$(3,797,413)	$(3,867,413)	$(13,364,870)
Net loss per common share - basic and diluted (1)	$(0.03)	$(0.04)	$(0.05)	$(0.05)	$(0.17)
Weighted average common shares outstanding	76,815,908	76,815,908	77,193,930	77,215,908	77,009,351